NORTHWESTERN MUTUAL SERIES FUND, INC.

720EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-4797

May 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Northwestern Mutual Series Fund, Inc. ("Registrant")

1933 Act Post-Effective Amendment No. 78

Registration No.'s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we certify that the form of Statement of Additional Information, dated May 1, 2020, that would have been filed under paragraph (c) of Rule 497, would not have differed from the Statement of Additional Information contained in Post-Effective Amendment No. 78 ("Amendment") to the Registrant's Registration Statement on Form N-1A. Such Amendment was filed electronically via EDGAR on April 29, 2020.

Please be advised that, pursuant to Rule 497(c) under the Securities Act, Registrant filed the exact final form of the Registrant's Prospectus, dated May 1, 2020, electronically via EDGAR on May 1, 2020.

Regards,

/s/ DAVID B. KENNEDY

David B. Kennedy

Assistant General Counsel

Northwestern Mutual